MAINSTAY VP SERIES FUND, INC.

MainStay VP Balanced Portfolio
MainStay VP Conservative Allocation Portfolio
MainStay VP Moderate Allocation Portfolio
MainStay VP Moderate Growth Allocation Portfolio
MainStay VP Growth Allocation Portfolio

 Supplement dated December 3, 2010 (“Supplement”)
to the Prospectus for MainStay VP Series Fund, Inc.
dated May 1, 2010, as supplemented (“Prospectus”)

This Supplement updates certain information contained in the Prospectus with respect to MainStay VP Balanced Portfolio, MainStay VP Conservative Allocation Portfolio, MainStay VP Moderate Allocation Portfolio, MainStay VP Moderate Growth Allocation Portfolio and MainStay VP Growth Allocation Portfolio (each a “Portfolio” and collectively, the “Portfolios”). You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

Effective January 1, 2011, the Prospectus is revised as follows:

Removal of Subadvisor and Changes to Portfolio Managers

A.
With respect to MainStay VP Conservative Allocation Portfolio, MainStay VP Moderate Allocation Portfolio, MainStay VP Moderate Growth Allocation Portfolio and MainStay VP Growth Allocation Portfolio, all references to Madison Square Investors LLC as subadvisor to these Portfolios are hereby removed.  New York Life Investment Management LLC will continue to serve as manager of these Portfolios and will provide day-to-day portfolio management services to the Portfolios.

B.	All references to Tony Elavia as a portfolio manager of the Portfolios are hereby deleted and the following changes are hereby made:

i.	With respect to MainStay VP Balanced Portfolio, the section entitled “Management” on page 39 of the Prospectus is hereby replaced with the following:

Management

New York Life Investments serves as the Portfolio’s Manager overseeing the investment portfolio of the Portfolio, and provides day-to-day portfolio management services for the fixed-income portion of the Portfolio.  Madison Square Investors LLC serves as a Subadvisor to the Portfolio and provides day-to-day portfolio management services for the equity portion of the Portfolio.

Manager	Portfolio Managers	Service Date

New York Life Investment Management LLC	Jae Yoon, Senior Managing Director Thomas J. Girard, Managing Director	Since January 2011 Since 2008

Madison Square Investors LLC	Harvey Fram, Managing Director	Since January 2011

ii.
With respect to MainStay VP Conservative Allocation Portfolio, MainStay VP Moderate Allocation Portfolio and MainStay VP Moderate Growth Allocation Portfolio and MainStay VP Growth Allocation Portfolio, each of the sections entitled “Management” on pages 76, 82, 88 and 93 of the Prospectus are hereby replaced with the following:

Management

New York Life Investments serves as the Portfolio’s Manager and provides day-to-day portfolio management services for the Portfolio.

Manager	Portfolio Managers	Service Date

New York Life Investment Management LLC	Jae Yoon, Senior Managing Director Jonathan Swaney, Director	Since January 2011 Since 2005

iii.	The “Portfolio Managers” and “Portfolio Manager Biographies” subsections beginning on page 109 and 110 of the Prospectus, respectively, are hereby revised to include the following:

Portfolio Managers:

MainStay VP Balanced Portfolio	Jae Yoon, Thomas Girard and Harvey Fram
MainStay VP Conservative Allocation Portfolio	Jae Yoon and Jonathan Swaney
MainStay VP Growth Allocation Portfolio	Jae Yoon and Jonathan Swaney
MainStay VP Moderate Growth Allocation Portfolio	Jae Yoon and Jonathan Swaney
MainStay VP Moderate Growth Allocation Portfolio	Jae Yoon and Jonathan Swaney

Portfolio Manager Biographies:

Jae Yoon, CFA – Mr. Yoon has managed the MainStay VP Balanced, MainStay VP Conservative Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, and MainStay VP Growth Allocation Portfolios since January 2011.  From 2005-2009, Mr. Yoon was employed by New York Life Investments where he led the Investment Consulting Group.  In 2009, Mr. Yoon joined MacKay Shields LLC as a Senior Managing Director responsible for Risk Management.  In his role at MacKay Shields, Mr. Yoon worked side-by-side with the portfolio managers directly enhancing the risk management processes across all portfolios.  In January 2011, Mr. Yoon re-joined New York Life Investments and leads the Investment Consulting Group.  Mr. Yoon obtained a B.S. and a Masters degree from Cornell University and attended New York University’s Stern School of Business MBA program.  He earned his Chartered Financial Analyst designation in 1998 and has been in the investment industry since 1991.

Harvey Fram, CFA – Mr. Fram has managed the MainStay VP Common Stock Portfolio since 2004, the MainStay VP Mid Cap Core Portfolio since September 2008 and the equity portion of the MainStay VP Balanced Portfolio since January 2011. Mr. Fram is currently a Director at Madison Square Investors and is responsible for the management of quantitative equity portfolios. Mr. Fram was awarded his Chartered Financial Analyst (CFA) designation in 1999 and has an MBA from the Wharton School at the University of Pennsylvania.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

MAINSTAY GROUP OF FUNDS

MainStay VP Balanced Portfolio
MainStay VP Conservative Allocation Portfolio
MainStay VP Moderate Allocation Portfolio
MainStay VP Moderate Growth Allocation Portfolio
MainStay VP Growth Allocation Portfolio

Supplement dated December 3, 2010 (“Supplement”)
to the Statement of Additional Information for MainStay VP Series Fund, Inc.
dated May 1, 2010, as supplemented (“SAI”)

This Supplement updates certain information contained in the SAI with respect to MainStay VP Balanced Portfolio, MainStay VP Conservative Allocation Portfolio, MainStay VP Moderate Allocation Portfolio, MainStay VP Moderate Growth Allocation Portfolio and MainStay VP Growth Allocation Portfolio (each a “Portfolio” and collectively, the “Portfolios”).  You may obtain copies of the Prospectus and SAI free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

Effective January 1, 2011, the SAI is revised as follows:

Removal of Subadvisor and Changes to Portfolio Managers

A.
With respect to MainStay VP Conservative Allocation Portfolio, MainStay VP Moderate Allocation Portfolio, MainStay VP Moderate Growth Allocation Portfolio, and MainStay VP Growth Allocation Portfolio, all references to Madison Square Investors LLC as subadvisor to these Portfolios are hereby removed.  New York Life Investment Management LLC will continue to serve as manager of these Portfolios and will provide day-to-day portfolio management services to the Portfolios.

B.	All references to Tony Elavia as a portfolio manager of the Portfolios are hereby deleted and the following changes are hereby made:

i.
The section entitled “Portfolio Managers” beginning on page 81 of the SAI is hereby revised to (a) add Jae Yoon, and (b) revise certain information regarding Harvey Fram.  For Mr. Yoon, the number of accounts and asset information presented in the third through eighth columns is as of October 31, 2010.  For Mr. Fram, the information presented in those columns is as of December 31, 2009.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS

Harvey Fram	MainStay VP Balanced Portfolio, MainStay VP Common Stock Portfolio, MainStay VP Mid Cap Core Portfolio	3 RICs $1,304,642,672	2 Accounts $385,708,540	50 Accounts $4,160,558,540	None	None	5 Accounts $851,449,357

Jae Yoon	MainStay VP Balanced Portfolio, MainStay VP Asset Allocation Portfolios	None	None	None	None	None	None

ii.
The table listing portfolio manager ownership of Portfolio securities beginning on page 86 of the SAI is hereby amended to: (a) delete Tony Elavia, and (b) add Jae Yoon.  For Mr. Yoon, this information is provided as of October 31, 2010.

PORTFOLIO MANAGER	PORTFOLIO	$ RANGE OF OWNERSHIP
Jae Yoon	None	$0

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.